Inventories (Details) - USD ($) $ in Thousands		Dec. 31, 2018	Dec. 31, 2017
Inventory Disclosure [Abstract]
Finished products	[1]	$ 251	$ 1,199
Inventory, net		$ 251	$ 1,199

[1]	Includes amounts of $35 and $612 for 2018 and 2017, respectively, with respect to inventory delivered to customers but for which revenue criteria have not been met yet.